Intangible Assets and Goodwill - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jul. 03, 2022	Jul. 03, 2022	Jul. 02, 2023	Jan. 01, 2023
Patents and trademarks
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)			20 years	20 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)			31 years	31 years
Other intangibles
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)			34 years	34 years
Trademarks
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	$ 12	$ 12